Accounts Receivable, Net (Details) - Schedule of analysis of the allowance for doubtful accounts ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of analysis of the allowance for doubtful accounts [Abstract]
Balance, beginning of year	¥ 3,813	$ 599	¥ 10,266	¥ 9,432
Bad debt allowances from acquisition			1,800
Additions (recovery)	(1,592)	(250)	(8,253)	834
Exchange difference	(6)	(1)
Balance, end of year	¥ 2,215	$ 348	¥ 3,813	¥ 10,266